Subsidiaries (Details) - subsidiary		12 Months Ended
	Jun. 02, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary		100.00%
Larvotto Shipholding Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Euronav Singapore Pte Ltd
Disclosure of subsidiaries [line items]
Number of subsidiaries incorporated during period				1
Fiorano Shipholding Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%